U.S. SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-1A

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [X]

                         Pre-Effective Amendment No. [    ]

                       Post-Effective Amendment No.  [ 17 ]

                                     and/or

       REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [X]

                              Amendment No.          [ 18 ]

                        (Check appropriate box or boxes)

                        WELLS FAMILY OF REAL ESTATE FUNDS

               (Exact Name of Registrant as Specified in Charter)

                            6200 The Corners Parkway
                             Norcross, Georgia 30092
                    (Address of Principle Executive Offices)

       Registrant's Telephone Number, including Area Code: (800) 448-1010

                                Jill W. Maggiore
                          Wells Asset Management, Inc.
                            6200 The Corners Parkway
                             Norcross, Georgia 30092
                     (Name and Address of Agent for Service)

                                   Copies to:

                                 John F. Splain
                           Ultimus Fund Solutions, LLC
                          225 Pictoria Drive, Suite 450
                             Cincinnati, Ohio 45246

It is proposed that this filing will become effective (check appropriate box):

/ / immediately upon filing pursuant to paragraph (b)
/X/ on December 5, 2007 pursuant to paragraph (b)
/ / 60 days after filing pursuant to paragraph  (a)(1)
/ / on (date) pursuant to paragraph  (a)(1)
/ / 75 days after filing pursuant to paragraph (a)(2)
/ / on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

/X/ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                EXPLANATORY NOTE

      Wells Family of Real Estate Funds is filing this Post-Effective Amendment No. 17 ("PEA #17") to its Registration Statement pursuant to paragraph
(b)(1)(iii) of Rule 485 under the Securities Act of 1933 (the "1933 Act") solely for the purpose of delaying, until December 5, 2007, the effectiveness of Post-Effective Amendment No. 16 ("PEA #16") which was filed with the Securities and Exchange Commission on October 2, 2007 pursuant to paragraph (a)(2) of Rule 485 of the 1933 Act. No other changes are intended to be made to PEA #16 by means of this PEA #17 and, therefore, Parts A, B and C of PEA #16 are incorporated herein by reference.

                                   SIGNATURES
                                   ----------

      Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under the Securities Act of 1933 and has duly caused this Registration Statement to be signed below on its behalf by the undersigned, thereunto duly authorized, in the City of Norcross and State of Georgia on the 30th day of November, 2007.

                                   WELLS FAMILY OF REAL ESTATE FUNDS

                                   By:      /s/  Leo F. Wells III
                                         -------------------------
                                         Leo F. Wells III, President

      Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


         Signature              Title                         Date
         ---------              -----                         ----

/s/  Leo F. Wells III           President and Trustee         November 30, 2007
-----------------------------   (Chief Executive Officer)
Leo F. Wells III

/s/  Mark J. Seger              Treasurer                     November 30, 2007
-----------------------------   (Chief Financial Officer)
Mark J. Seger

                                Trustee
-----------------------------
W. Wayne Woody*


-----------------------------   Trustee                       /s/ John F. Splain
Michel R. Buchanan*                                           ------------------
                                                              John F. Splain
                                                              Attorney-in-fact*
-----------------------------   Trustee                       November 30, 2007
Richard W. Carpenter*


-----------------------------   Trustee
Bud Carter*


-----------------------------   Trustee
William H. Keogler, Jr.*


-----------------------------   Trustee
Donald S. Moss*


-----------------------------   Trustee
Neil H. Strickland*